Staff Costs - Average monthly number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Average number of employees	1,658	1,687	1,706
Production and distribution
Disclosure of products and services [line items]
Average number of employees	1,397	1,381	1,432
Sales and administration
Disclosure of products and services [line items]
Average number of employees	204	246	218
Research and development
Disclosure of products and services [line items]
Average number of employees	57	60	56